SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Operating Segments [Abstract]
Disclosure of operating segments

	December 31, 2018			December 31, 2017
	Total non- current assets	Total assets	Total liabilities	Total non- current assets	Total assets	Total liabilities
Gold mines
Burkina Faso	$865.3	$1,110.6	$210.6	$849.3	$1,070.7	$204.8
Suriname	674.3	847.1	292.9	643.3	825.4	256.0
Canada	717.2	747.7	207.1	697.0	717.0	205.3
Total gold mines	2,256.8	2,705.4	710.6	2,189.6	2,613.1	666.1
Exploration and evaluation and development	465.6	548.8	11.8	437.8	483.4	9.6
Corporate[1]	151.7	706.8	446.0	178.5	870.4	444.4
Total per consolidated financial statements	$2,874.1	$3,961.0	$1,168.4	$2,805.9	$3,966.9	$1,120.1
Incorporated joint ventures (Mali)[2]	$103.1	$166.0	$123.6	$128.9	$179.9	$149.6
1 The carrying amount of the Investment in incorporated joint ventures is included in the corporate segment as non-current assets.
2 The breakdown of the financial information for the incorporated joint ventures has been disclosed above as it is reviewed regularly by the Company's CODM to assess the performance of the incorporated joint ventures and to make resource allocation decisions.

Year ended December 31, 2018

	Consolidated statements of earnings information							Net capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$564.1	$338.0	$135.1	$—	$—	$7.0	$84.0	$158.2
Suriname	386.0	260.7	82.7	—	4.6	1.6	36.4	64.7
Canada	160.5	110.0	45.0	—	—	7.4	(1.9)	55.1
Total gold mines excluding incorporated joint ventures	1,110.6	708.7	262.8	—	4.6	16.0	118.5	278.0
Exploration and evaluation and development[5]	—	—	—	—	34.6	0.7	(35.3)	17.8
Corporate[6]	0.4	—	2.6	42.1	—	4.8	(49.1)	5.1
Total per consolidated financial statements	1,111.0	708.7	265.4	42.1	39.2	21.5	34.1	300.9
Incorporated joint ventures (Mali)[7]	76.5	55.0	1.8	—	0.2	3.5	16.0	1.2
	$1,187.5	$763.7	$267.2	$42.1	$39.4	$25.0	$50.1	$302.1
1 Excludes depreciation expense.
2 Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.
3 Includes depreciation expense relating to Corporate and Exploration and evaluation assets.
4 Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets and finance lease payments.
5 Closed site costs on Exploration and evaluation properties included in other expenses.
6 Includes earnings from royalty interests.
7 Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s CODM to assess its performance and to make resource allocation decisions.
Year ended December 31, 2017

	Consolidated statements of earnings information								Net capital expenditures[4]
	Revenues	Cost of sales[1]	Depreciation expense[2]	General and administrative[3]	Exploration	Impairments (reversals)	Other	Earnings (loss) from operations
Gold mines
Burkina Faso	$547.4	$340.1	$132.6	$—	$—	$—	$—	$74.7	$82.4
Suriname	385.6	231.0	83.8	—	5.0	(116.0)	2.7	179.1	59.4
Canada	161.5	105.5	45.3	—	—	—	6.2	4.5	61.1
Total gold mines excluding incorporated joint ventures	1,094.5	676.6	261.7	—	5.0	(116.0)	8.9	258.3	202.9
Exploration and evaluation and development[5]	—	—	0.2	0.2	33.4	(400.0)	0.9	365.3	5.3
Corporate[6]	0.4	—	3.5	40.1	—	(8.1)	8.5	(43.6)	2.3
Total per consolidated financial statements	1,094.9	676.6	265.4	40.3	38.4	(524.1)	18.3	580.0	210.5
Incorporated joint ventures (Mali)[7]	82.1	59.4	1.6	—	1.4	—	—	19.7	10.0
	$1,177.0	$736.0	$267.0	$40.3	$39.8	$(524.1)	$18.3	$599.7	$220.5

1	Excludes depreciation expense.

2	Depreciation expense excludes depreciation related to Corporate assets, which is included in General and administrative expenses.

3	Includes depreciation expense relating to Corporate and Exploration and evaluation assets.

4	Includes cash expenditures for Property, plant and equipment, Exploration and evaluation assets and finance lease payments.

5	Closed site costs on Exploration and evaluation properties included in other expenses.

6	Includes earnings from royalty interests.

7
Net earnings from incorporated joint ventures are included in a separate line in the Consolidated statements of earnings. The breakdown of the financial information has been disclosed above as it is reviewed regularly by the Company’s CODM to assess its performance and to make resource allocation decisions.